LVIP American Balanced Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–10.96%
✧American Funds®– Capital Income Builder	1,189,080	$93,972,972
		93,972,972
Equity Funds–40.19%
✧American Funds®-
American Mutual Fund	1,664,758	103,764,351
Growth Fund of America	1,440,700	126,954,493
Investment Company of America	1,703,851	113,817,272
		344,536,116
Fixed Income Funds–35.81%
✧American Funds®-
Bond Fund of America	22,965,006	262,949,314
High-Income Trust	2,933,433	29,187,655
Inflation Linked Bond Fund	1,513,864	14,835,871
		306,972,840
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.95%
✧American Funds®– Smallcap World Fund	323,339	$25,281,856
		25,281,856
International Equity Funds–10.13%
✧American Funds®-
EuroPacific Growth Fund	1,211,068	78,150,211
New World Fund	91,884	8,724,421
		86,874,632
Total Investment Companies (Cost $711,469,794)		857,638,416

TOTAL INVESTMENTS–100.04% (Cost $711,469,794)	857,638,416
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(369,543)
NET ASSETS APPLICABLE TO 68,942,766 SHARES OUTSTANDING–100.00%	$857,268,873

✧Class R-6 shares.
LVIP American Balanced Allocation Fund–1